SEI INSTITUTIONAL INVESTMENTS TRUST

Opportunistic Income Fund
Core Fixed Income Fund
Long Duration Credit Fund
Ultra Short Duration Bond Fund
Limited Duration Bond Fund
Intermediate Duration Credit Fund
(the "Funds")

Supplement Dated July 1, 2019
to the Prospectus, dated September 30, 2018, as amended on October 2, 2018, October 29, 2018, December 20, 2018 and April 11, 2019 ("Prospectus") and Statement of Additional Information, dated September 30, 2018, as amended on October 2, 2018, October 29, 2018, December 20, 2018, January 29, 2019 and April 11, 2019 ("SAI")

This Supplement provides new and additional information beyond that contained in the Prospectus and SAI, and should be read in conjunction with such Prospectus and SAI.

Effective immediately, all references to "Logan Circle Partners, L.P." are hereby deleted and replaced with "MetLife Investment Management, LLC" and all abbreviations for "Logan Circle" are hereby deleted and replaced with "MetLife" in the appropriate alphabetical order thereof.

In addition, effective immediately, all references to "Manulife Asset Management (US) LLC" are hereby deleted and replaced with "Manulife Investment Management Limited."

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1227 (7/19)